Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	32 Months Ended		60 Months Ended	66 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 28, 2019
C000206710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)
Account Value	$ 17,304	$ 17,304		$ 17,304	$ 17,304		$ 15,825	$ 13,576		$ 16,520	$ 13,166	$ 10,883	$ 10,000
Average Annual Return, Percent	9.35%			9.72%	10.47%	[1]
C000235563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)
Account Value	$ 64,099	$ 64,099		$ 64,099	$ 64,099		55,412	47,553	$ 50,000
Average Annual Return, Percent	15.68%	9.71%	[2]
C000235565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)
Account Value	$ 13,188	$ 13,188		13,188	13,188		11,615	9,966	10,000
Average Annual Return, Percent	13.54%	10.88%	[3]
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 21,123	$ 21,123		$ 21,123	$ 21,123		17,061	13,545	50,000	16,766	13,342	11,037	10,000
Average Annual Return, Percent	23.81%	14.68%	[2]	13.86%	14.54%	[1]
C000235563 | Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	$ 72,169	$ 72,169		$ 72,169	$ 72,169		58,291	46,279
Russell 3000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000
Account Value	$ 14,434	$ 14,434		14,434	14,434		11,658	9,256	10,000
Average Annual Return, Percent	23.81%	14.68%	[3]
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 16,311	$ 16,311		$ 16,311	$ 16,311		14,564	12,403		$ 15,194	$ 12,857	$ 10,714	$ 10,000
Average Annual Return, Percent	11.99%			8.77%	9.29%	[1]
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 64,868	$ 64,868		$ 64,868	$ 64,868		56,332	47,474	50,000
Average Annual Return, Percent	15.15%	10.20%	[2]
Russell 2000 Value [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value
Account Value	$ 11,656	$ 11,656		$ 11,656	$ 11,656		$ 10,787	$ 9,409	$ 10,000
Average Annual Return, Percent	8.05%	5.89%	[3]

[1]	Institutional Class shares commenced operations on June 28, 2019.
[2]	Institutional Class shares commenced operations on April 27, 2022.
[3]	Institutional Class shares commenced operations on April 27, 2022.